Asset Retirement Obligations	12 Months Ended
Dec. 31, 2010
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

7. Asset Retirement Obligations

The Company's asset retirement obligations arise from the Federal Surface Mining Control and Reclamation Act of 1977 and similar state statutes, which require that mine property be restored in accordance with specified standards and an approved reclamation plan. The Company also has asset retirement obligations related to the remediation of certain contractual obligations including the retirement and removal of long-lived assets from certain properties. We do not have any unrecorded asset retirement obligations.

The following table provides a reconciliation of changes in the asset retirement obligation during each period:

Balance at January 1, 2009	$6,380
Liabilities incurred(1)	3,964
Liabilities settled	(401)
Accretion expense(2)	399
Revisions in estimated cash flows	(46)

Balance at December 31, 2009	$10,296

Liabilities incurred	—
Liabilities settled	(43)
Accretion expense(2)	695
Revisions in estimated cash flows	66

Balance at December 31, 2010	$11,014

(1)	Includes $3.7 million associated with the Granite City cokemaking facility placed into service in 2009.
(2)	Included in cost of products sold and operating expenses.